Long-term Bank Loans - Details of Repayment Schedule in Respect of Bank Loans (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about borrowings [Line Items]
Bank loans	$ 9,642,021	$ 325,305	$ 10,750,005
Within 1 year [member]
Disclosure of detailed information about borrowings [Line Items]
Bank loans	2,143,168	72,307	1,062,285
2-5 years [member]
Disclosure of detailed information about borrowings [Line Items]
Bank loans	$ 7,498,853	$ 252,998	$ 9,687,720